Financial instruments (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of components of cash and cash equivalents	Cash and cash equivalents are comprised of:

	June 30	June 30
	2023	2022
	$	$
Cash at bank and on hand	11,156	12,702

Summary of total interest income and interest expense for financial assets or financial liabilities that are not at fair value through profit or loss	Total interest income and interest expense for financial assets or financial liabilities that are not at fair value through profit or loss can be summarized as follows:

		June 30	June 30
	Note	2023	2022
		$	$
Interest income		(41)	(12)
Interest expense	15	5,897	2,635
Accretion expense	8, 14	911	1,240
Interest expense (net)		6,767	3,863

Summary of trade and other receivables

		June 30	June 30
	Note	2023	2022
		$	$
Trade receivables		16,060	16,045
Receivable related to working capital adjustment	20	5,845	7,898
Trade and other receivables		21,905	23,943

Summary of maximum exposure to credit risk for trade receivables
The Company’s maximum exposure to credit risk for its trade receivables is summarized as follows with some of the over 90-day receivable not being covered by EDC:

	June 30	June 30
	2023	2022
	$	$
Trade receivables aging:
0-30 days	11,759	12,809
31-90 days	3,313	2,541
Greater than 90 days	2,554	2,976
	17,626	18,326
Expected credit loss provision	(1,566)	(2,281)
	16,060	16,045

Summary of movement in provision for expected credit losses
The movement in the provision for expected credit losses can be reconciled as follows:

	June 30	June 30
	2023	2022
	$	$
Expected credit loss provision:
Expected credit loss provision, beginning balance	(2,281)	(1,096)
Net change in expected credit loss provision during the year	715	(1,185)
Expected credit loss provision, ending balance	(1,566)	(2,281)

Summary of provision matrix
The provision matrix below shows the expected credit loss rate for each aging category of trade receivables.

			June 30, 2023
			Over 30
		Up to 30 days	days past	Over 90 days
	Total	past due	due	past due
Default rates		0.64%	8.33%	47.57%
Trade receivables	$17,626	$11,759	$3,313	$2,554
Expected credit loss provision	$1,566	$75	$276	$1,215

			June 30, 2022
			Over 30
		Up to 30 days	days past	Over 90 days
	Total	past due	due	past due
Default rates		2.02%	7.79%	61.29%
Trade receivables	$18,326	$12,809	$2,541	$2,976
Expected credit loss provision	$2,281	$259	$198	$1,824

Summary of undiscounted contractual maturities of significant financial liabilities	The following are the undiscounted contractual maturities of significant financial liabilities of the Company as at June 30, 2023:

	within 12 months	12-24 months	24-36 months	>36 months	Total
	$	$	$	$	$
Accounts payable and accrued liabilities	24,077	—	—	—	24,077
Sales tax payable	5,594	—	—	—	5,594
Consideration payable	1,894	—	—	—	1,894
Operating facility and loans	17,700	19,875	22,050	41,200	100,825
Lease obligations on right of use assets	3,097	3,084	2,308	7,353	15,841
Other non-current liabilities	—	—	—	766	766
	52,362	22,959	24,358	49,319	148,997